Property and Equipment, Net - Summary of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
At cost:
Property and equipment, gross	¥ 227,725	$ 35,155	¥ 148,582
Less: Accumulated depreciation	(124,171)	(19,169)	(73,700)
Property and equipment, net	103,554	15,986	74,882
Purchased Software [Member]
At cost:
Property and equipment, gross	16,629	2,567	9,440
Electronic Equipment [Member]
At cost:
Property and equipment, gross	177,862	27,458	120,872
Office Equipment [Member]
At cost:
Property and equipment, gross	851	131	792
Motor Vehicles [Member]
At cost:
Property and equipment, gross	2,511	388	2,729
Leasehold Improvements [Member]
At cost:
Property and equipment, gross	¥ 29,872	$ 4,611	¥ 14,749